December 30, 1996

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust II (the "Trust")
         Colonial Government Money Market Fund (the "Fund")
         File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 13, 1996.

Very truly yours,

COLONIAL GOVERNMENT MONEY MARKET FUND



By:_________________________________
     Ellen Harrington
     Assistant Secretary


Enclosures

cc:       N. Antoun
          P. MacDougall
          M. Telman
          S. Harasimowicz
          D. Young (2)